SCHEDULE OF COMPANY’S SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 HKD ($) shares	Sep. 30, 2023 SGD ($) shares	Mar. 31, 2023 HKD ($) shares		Mar. 31, 2023 SGD ($) shares	Apr. 11, 2022 shares	Mar. 31, 2022 HKD ($) shares
Common stock, shares issued	7,975,347	6,646,122	7,975,347	7,975,347	6,646,122		6,646,122	6,562,500	6,562,500
Common stock, shares outstanding	7,975,347	6,646,122	7,975,347	7,975,347	6,646,122		6,646,122	6,562,500	6,562,500
Ordinary shares value	$ 7,975	$ 6,646 [1]	$ 62,208		$ 51,839	[1]			$ 51,187	[1]
Lucky Time Ventures Limited [Member]
Incorporation date	Feb. 08, 2022	Feb. 08, 2022
Common stock, shares issued	100	100	100	100	100		100
Common stock, shares outstanding	100	100	100	100	100		100
Ordinary shares value | $	$ 100	$ 100
Lucky Time Ventures Limited [Member] | Roma Advisory Pte Ltd [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%
Roma Risk Advisory Limited [Member]
Incorporation date	Aug. 02, 2018	Aug. 02, 2018
Common stock, shares issued	1	1	1	1	1		1
Common stock, shares outstanding	1	1	1	1	1		1
Ordinary shares value | $			$ 1		$ 1
Roma Risk Advisory Limited [Member] | Lucky Time Ventures Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%
Roma Advisory Pte Ltd [Member]
Incorporation date	Jan. 03, 2022	Jan. 03, 2022
Common stock, shares issued	100	100	100	100	100		100
Common stock, shares outstanding	100	100	100	100	100		100
Ordinary shares value | $				$ 100			$ 100
Roma Advisory Pte Ltd [Member] | Roma Risk Advisory Limited [Member]
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%

[1]	The shares amounts are presented on a retroactive basis.